Share-Based Payment (Details) $ / shares in Units, $ in Thousands																				12 Months Ended
	Nov. 30, 2023 shares	Nov. 19, 2023 $ / shares	Nov. 19, 2023 $ / shares	May 12, 2023 $ / shares	May 12, 2023 $ / shares	Jan. 19, 2023 shares	Nov. 30, 2022 $ / shares shares	Nov. 30, 2022 $ / shares shares	Oct. 18, 2022 $ / shares	Oct. 18, 2022 $ / shares	Sep. 21, 2022 $ / shares	Sep. 21, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 22, 2022 shares	Mar. 24, 2022 $ / shares	Mar. 24, 2022 $ / shares	Mar. 15, 2022 $ / shares shares	Mar. 15, 2022 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Share Based Payment [Line Items]
Authorised shares																				100,000,000	100,000,000
Issuance of restricted shares						912,721
Vesting period		4 years	4 years						3 years	3 years	3 years	3 years	4 years	4 years		4 years	4 years
Purchase of shares		520,000	520,000						254,808	254,808	1,325,946	1,325,946	1,334,322	1,334,322		509,617	509,617
Price per share | (per share)		$ 0.14	$ 0.185						$ 0.17	$ 0.235	$ 0.2	$ 0.265	$ 0.25	$ 0.31		$ 0.6	$ 0.76
Share-based compensation expense | $																				$ 2,724	$ 1,135	$ 10,899
Exercise price | $ / shares																				$ 0.12	$ 0.37
Common Shares [Member]
Share Based Payment [Line Items]
Purchase of shares													786,535	786,535
Price per share | (per share)													$ 0.25	$ 0.31
Restricted Common Shares [Member]
Share Based Payment [Line Items]
Issuance of restricted shares						1,996,430
Vesting period						1 year
Employee [Member]
Share Based Payment [Line Items]
Vesting period				4 years	4 years													4 years	4 years
Purchase of shares				3,418,034	3,418,034													5,129,334	5,129,334
Price per share | (per share)				$ 0.13	$ 0.17													$ 0.5	$ 0.64
Directors [Member]
Share Based Payment [Line Items]
Purchase of shares							928,399	928,399
Price per share | (per share)							$ 0.12	$ 0.165
Vest share option	530,514						397,886	397,886
Bottom of range [member]
Share Based Payment [Line Items]
Vesting period							2 years	2 years
Top of range [member]
Share Based Payment [Line Items]
Vesting period							3 years	3 years
Parent [member]
Share Based Payment [Line Items]
Authorised shares																				25,352,832
Aggregate number of common shares															37,408,948
Restricted Shares [Member]
Share Based Payment [Line Items]
Issuance of restricted shares																		5,036,132	5,036,132
Vesting period																		3 years	3 years